Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill balances and activity for the nine months ended September 30, 2023 and year ended December 31, 2022 consisted of the following:

Balance at December 31, 2022	$25,093,000
Goodwill adjustment	-
Balance at September 30, 2023	$25,093,000

Goodwill balances and activity for the year ended December 31, 2022 and year ended December 31, 2021 consisted of the following:

Balance at December 31, 2021	$25,093,000
Goodwill adjustment	-
Balance at December 31, 2022	$25,093,000